Asset Retirement Obligations (Details) - Schedule of Asset Retirement Obligations - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Asset Retirement Obligations [Abstract]
ARO Liability - Balance	$ 1,461	$ 625	$ 167
Additional obligations incurred		733	449
Accretion expense	81	76	23
Foreign exchange loss (gain)		26	(14)
ARO Liability - Balance	$ 1,534	$ 1,461	$ 625